Promissory Notes - Third Party	3 Months Ended
Mar. 31, 2026
HORIZON SPACE ACQUISITION II CORP
Related Party Transaction [Line Items]
Promissory Notes - Third Party

Note 5 — Promissory Notes — Third Party

On February 18, 2026 and March 17, 2026, the Company issued two unsecured promissory notes in the aggregate principal amount of $100,000 to William Wang, the Chief Executive Officer of SL BIO to fund the extension fees associated with extending the deadline for the Company to consummate a Business Combination. The terms of the promissory notes are substantially the same as the related party promissory note described below. As of March 31, 2026, the outstanding balance under the promissory notes - third party was $100,000.